                                                             Annual Report
                                                             as of July 31, 2000

                       Evergreen CRT Money Market Funds



                                             [LOGO OF MUTUAL FUND SERVICE AWARD]
                           [LOGO OF EVERGREEN FUNDS]

                               Table of Contents

Letter to Shareholders ......................................................  1

Fund at a Glance
     CRT California Tax-Exempt Money Market Fund.............................  2
     CRT Money Market Fund...................................................  3
     CRT New York Tax-Exempt Money Market Fund...............................  4
     CRT Tax-Exempt Money Market Fund........................................  5
     U.S. Government Money Market Fund.......................................  6

Financial Highlights
     CRT California Tax-Exempt Money Market Fund.............................  7
     CRT Money Market Fund...................................................  8
     CRT New York Tax-Exempt Money Market Fund...............................  9
     CRT Tax-Exempt Money Market Fund........................................ 10
     U.S. Government Money Market Fund....................................... 11

Schedule of Investments
     CRT California Tax-Exempt Money Market Fund............................. 12
     CRT Money Market Fund................................................... 15
     CRT New York Tax-Exempt Money Market Fund............................... 22
     CRT Tax-Exempt Money Market Fund........................................ 24
     U.S. Government Money Market Fund....................................... 33

Combined Notes to Schedules of Investments................................... 35
Statements of Assets and Liabilities......................................... 36
Statements of Operations..................................................... 37
Statements of Changes in Net Assets.......................................... 38
Combined Notes to Financial Statements....................................... 40
Report of Independent Auditors............................................... 48
Additional Information....................................................... 49

--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

     Mutual Funds: ARE NOT FDIC INSURED  MAY LOSE VALUE  NOT BANK GUARANTEED

                          Evergreen Distributor, Inc.
   Evergreen Funds(SM) is a service mark of Evergreen Investment Services, Inc.

Evergreen CRT Money Market Funds
Letter to Shareholders
September 2000

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Cash Resource Trust Money Markets annual report, which covers the twelve-month period ended July 31, 2000.

Growth Stocks Experience Volatility

During the first half of 2000, a powerful rally in growth stocks came to an end during April and May, as investors feared actions the Federal Reserve Board would take to stem potential inflationary pressures. Growth in areas such as technology, communications and biotechnology stocks reigned supreme for most of the period and underwent a volatile environment during the last four months of the period. Although these sectors have experienced sharp corrections, they remain favored sectors.

The Federal Reserve Board increased interest rates six times during the twelve-month period resulting in the highest Fed funds rate since May 1995. Normally, the tightening of the money supply would curtail consumer spending, however, investors in stocks and equity funds seemed to be ignoring the Federal Reserve Board's actions to insulate the economy from the threat of inflation.

Despite the recent volatility, the threat of inflation and the Federal Reserve's response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve Board will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets and believe there is a valuable lesson to be learned from the market volatility of the last six months: remaining focused on your goals and ensuring that your investments are suitable for your specific needs.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

Evergreen CRT Money Market Funds
Evergreen CRT California Tax-Exempt Money Market Fund
Fund at a Glance as of July 31, 2000

                              Portfolio Management
                                Steven C. Shachat
                                Tenure: May 1999

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
                                                                      Class A
Inception Date                                                      12/09/1996
Average Annual Returns
1 year                                                                 2.84%
Since Portfolio Inception                                              2.63%
7-day annualized yield                                                 3.36%
30-day annualized yield                                                3.12%
12-month distributions per share                                      $0.03

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                           8/99                2.34%
                           9/99                2.61%
                           10/99               2.45%
                           11/99               2.81%
                           12/99               3.34%
                           1/00                2.44%
                           2/00                2.77%
                           3/00                2.70%
                           4/00                3.50%
                           5/00                3.13%
                           6/00                3.57%
                           7/00                3.36%

                                Class A Shares

Total Net Assets: $ 120,716,549
Average Maturity: 33 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

All data is as of July 31, 2000 and subject to change.

Evergreen CRT Money Market Funds
Evergreen CRT Money Market Fund
Fund at a Glance as of July 31, 2000

                              Portfolio Management

               J. Kellie Allen                 Bryan K. White, CFA
              Tenure: May 1999                   Tenure: May 1999

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
                                                                    Class A
Inception Date                                                    12/20/1993
Average Annual Returns
1 year                                                               5.26%
5 years                                                              4.88%
Since Portfolio Inception                                            4.73%
7-day annualized yield                                               5.80%
30-day annualized yield                                              5.79%
12-month distributions per share                                    $0.05

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                          8/99                 4.47%
                          9/99                 4.58%
                          10/99                4.66%
                          11/99                4.92%
                          12/99                5.24%
                          1/00                 5.08%
                          2/00                 5.29%
                          3/00                 5.28%
                          4/00                 5.39%
                          5/00                 5.57%
                          6/00                 5.78%
                          7/00                 5.80%

                                Class A Shares

Total Net Assets: $ 5,574,631,559
Average Maturity: 57 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

All data is as of July 31, 2000 and subject to change.

Evergreen CRT Money Market Funds
Evergreen CRT New York Tax-Exempt Money Market Fund
Fund at a Glance as of July 31, 2000

                              Portfolio Management
                            Steven C. Shachat Tenure:
                                    May 1999

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------

                                                                   Class A
Inception Date                                                   12/09/1996
Average Annual Returns
1 year                                                              3.16%
Since Portfolio Inception                                           2.78%
7-day annualized yield                                              3.43%
30-day annualized yield                                             3.27%
12-month distributions per share                                    $0.03

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                          8/99                  2.58%
                          9/99                  2.93%
                          10/99                 2.71%
                          11/99                 3.09%
                          12/99                 3.56%
                          1/00                  2.81%
                          2/00                  3.33%
                          3/00                  3.10%
                          4/00                  3.68%
                          5/00                  3.51%
                          6/00                  3.96%
                          7/00                  3.43%


                               Class A Shares

Total Net Assets: $ 40,500,854
Average Maturity: 75 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

All data is as of July 31, 2000 and subject to change.

Evergreen CRT Money Market Funds
Evergreen CRT Tax-Exempt Money Market Fund
Fund at a Glance as of July 31, 2000

                              Portfolio Management
                            Steven C. Shachat Tenure:
                                    May 1999

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------

                                                                 Class A
Inception Date                                                  12/20/1993
Average Annual Returns
1 year                                                            3.19%
5 years                                                           2.92%
Since Portfolio Inception                                         2.85%
7-day annualized yield                                            3.60%
30-day annualized yield                                           3.35%
12-month distributions per share                                 $0.03

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                              8/99          2.56%
                              9/99          3.00%
                              10/99         2.70%
                              11/99         3.12%
                              12/99         4.12%
                              1/00          2.62%
                              2/00          3.19%
                              3/00          3.11%
                              4/00          4.07%
                              5/00          3.65%
                              6/00          4.04%
                              7/00          3.60%

                                Class A Shares

Total Net Assets: $ 823,094,101
Average Maturity: 7 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

All data is as of July 31, 2000 and subject to change.

Evergreen CRT Money Market Funds
Evergreen U.S. Government Money Market Fund
Fund at a Glance as of July 31, 2000

                              Portfolio Management
                 J. Kellie Allen                 Bryan K. White, CFA
               Tenure: May 1999                  Tenure: May 1999

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------
                                                                   Class A
Inception Date                                                   12/20/1993
Average Annual Returns
1 year                                                              5.12%
5 years                                                             4.78%
Since Portfolio Inception                                           4.62%
7-day annualized yield                                              5.61%
30-day annualized yield                                             5.60%
12-month distributions per share                                   $0.05

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                        8/99                     4.40%
                        9/99                     4.53%
                        10/99                    4.62%
                        11/99                    4.83%
                        12/99                    4.79%
                        1/00                     4.89%
                        2/00                     5.23%
                        3/00                     5.17%
                        4/00                     5.28%
                        5/00                     5.41%
                        6/00                     5.56%
                        7/00                     5.61%

                                Class A Shares


Total Net Assets: $ 3,404,000,938
Average Maturity: 69 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

All data is as of July 31, 2000 and subject to change.

Evergreen CRT Money Market Funds

Financial Highlights

(For a share outstanding throughout each period)

                                           CRT California Tax-Exempt
                                               Money Market Fund
                                        --------------------------------
                                               Year Ended July 31,
                                        --------------------------------
                                         2000    1999    1998   1997 (a)
------------------------------------------------------------------------
Net asset value, beginning of period    $ 1.00  $ 1.00  $ 1.00   $ 1.00
------------------------------------------------------------------------
Net investment income                     0.03    0.02    0.03     0.02
Distributions to shareholders from net
  investment income                      (0.03)  (0.02)  (0.03)   (0.02)
------------------------------------------------------------------------
Net asset value, end of period          $ 1.00  $ 1.00  $ 1.00   $ 1.00
------------------------------------------------------------------------
Total return                             2.84%   2.22%   2.74%    1.76%
------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------
Net assets, end of period (millions)      $121    $106     $96      $89
Ratios to average net assets
 Expenses++                              0.78%   0.78%   0.75%    0.75%+
 Net investment income                   2.80%   2.24%   2.70%    2.70%+
------------------------------------------------------------------------

(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                             CRT Money Market Fund
                                    --------------------------------------
                                              Year Ended July 31,
                                    --------------------------------------
                                     2000    1999    1998    1997    1996
--------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
--------------------------------------------------------------------------
Net investment income                 0.05    0.04    0.05    0.05#   0.05
Distributions to shareholders from
  net investment income              (0.05)  (0.04)  (0.05)  (0.05)  (0.05)
--------------------------------------------------------------------------
Net asset value, end of period      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
--------------------------------------------------------------------------
Total return                         5.26%   4.49%   4.95%   4.77%   4.91%
--------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------
Net assets, end of period
  (millions)                        $5,575  $4,849  $3,818  $2,942    $647
Ratios to average net assets
 Expenses++                          0.88%   0.85%   0.84%   0.86%   0.82%
 Net investment income               5.16%   4.35%   4.84%   4.67%   4.77%
--------------------------------------------------------------------------

++  The ratio of expenses to average net assets excludes expense reductions.
# Includes net realized capital gains (losses) which were less than $0.01 per share.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                            CRT New York Tax-Exempt
                                               Money Market Fund
                                        --------------------------------
                                               Year Ended July 31,
                                        --------------------------------
                                         2000    1999    1998   1997 (a)
------------------------------------------------------------------------
Net asset value, beginning of period    $ 1.00  $ 1.00  $ 1.00   $ 1.00
------------------------------------------------------------------------
Net investment income                     0.03    0.02    0.03     0.02
Distributions to shareholders from net
  investment income                      (0.03)  (0.02)  (0.03)   (0.02)
------------------------------------------------------------------------
Net asset value, end of period          $ 1.00  $ 1.00  $ 1.00   $ 1.00
------------------------------------------------------------------------
Total return                             3.16%   2.44%   2.76%    1.77%
------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------
Net assets, end of period (millions)       $41     $21     $15      $12
Ratios to average net assets
 Expenses++                              0.81%   0.80%   0.80%    0.80%+
 Net investment income                   3.21%   2.32%   2.72%    2.77%+
------------------------------------------------------------------------

(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                           CRT Tax-Exempt Money Market Fund
                                        --------------------------------------
                                                  Year Ended July 31,
                                        --------------------------------------
                                         2000    1999    1998    1997    1996
-------------------------------------------------------------------------------
Net asset value, beginning of period    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
-------------------------------------------------------------------------------
Net investment income                     0.03    0.03    0.03    0.03    0.03
Distributions to shareholders from net
  investment income                      (0.03)  (0.03)  (0.03)  (0.03)  (0.03)
-------------------------------------------------------------------------------
Net asset value, end of period          $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
-------------------------------------------------------------------------------
Total return                             3.19%   2.63%   2.96%   2.91%   2.90%
-------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period (millions)      $823    $832    $815    $744    $291
Ratios to average net assets
 Expenses++                              0.74%   0.73%   0.71%   0.71%   0.76%
 Net investment income                   3.12%   2.53%   2.91%   2.88%   2.85%
-------------------------------------------------------------------------------

++  The ratio of expenses to average net assets excludes expense reductions.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

(For a share outstanding throughout each period)

                                    U.S. Government Money Market Fund
                                ---------------------------------------
                                           Year Ended July 31,
                                ---------------------------------------
                                 2000    1999    1998     1997    1996
-----------------------------------------------------------------------
Net asset value, beginning of
  period                        $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
-----------------------------------------------------------------------
Net investment income             0.05    0.04    0.05     0.05#   0.05
Distributions to shareholders
  from net investment income     (0.05)  (0.04)  (0.05)#  (0.05)  (0.05)
-----------------------------------------------------------------------
Net asset value, end of period  $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
-----------------------------------------------------------------------
Total return                     5.12%   4.28%   4.92%    4.72%   4.74%
-----------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------
Net assets, end of period
  (millions)                    $3,404  $3,577  $3,162   $2,919  $1,402
Ratios to average net assets
 Expenses++                      0.82%   0.82%   0.81%    0.81%   0.93%
 Net investment income           4.99%   4.27%   4.80%    4.63%   4.63%
-----------------------------------------------------------------------

++  The ratio of expenses to average net assets excludes expense reductions.
# Includes net realized capital gains (losses) which were less than $0.01 per share.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments

July 31, 2000




                                                        Principal
                                                          Amount      Value
-------------------------------------------------------------------------------
Municipal Obligations - 99.2%
California - 74.8%
 Auburn, CA IDA RB, Coherent, Inc. Proj., (LOC: Bank of
   Tokyo-Mitsubishi, Ltd.), 5.75%, VRDN                 $1,600,000 $  1,600,000
 California CDA MHRB:
  (Liq. Merrill Lynch & Co.), 4.03%, VRDN                3,000,000    3,000,000
  Sunrise Fresno Proj., (Coll. by FNMA), 4.05%, VRDN     1,300,000    1,300,000
 California Dept. Wtr. Res. RB, Ser. Q, 4.10%,
   12/1/2000                                               900,000      900,859
 California EDA Indl. Dev. RB:
  Boyd Furniture Co. Proj., (LOC: Heller Finl., Inc. &
    Chase Manhattan Bank), 4.35%, VRDN                   5,700,000    5,700,000
  Vorteck Engineering, Inc. Proj., (LOC: Bank of
    Hawaii), 5.00%, VRDN                                 3,040,000    3,040,000
 California GO:
  5.60%, 9/1/2000                                          500,000      500,783
  6.90%, 8/1/2000                                          250,000      250,000
 California Hlth. Facs. Fin. Auth. RB, Kaiser
   Permanente
 (Liq. Morgan Stanley Dean Witter, Inc. & Ins. by FSA):
  Ser. 1998-26, 3.83%, VRDN                              2,300,000    2,300,000
  Ser. 1998-152, 3.83%, VRDN                             1,135,000    1,135,000
 California Hsg. Fin. Agcy. MHRB:
  (LOC: Citibank, N.A. & Ins. by MBIA), 4.20%, 8/1/2000  1,000,000    1,000,000
  Ser. B, (SPA: Landesbank Hessen), 4.15%, VRDN          1,000,000    1,000,000
 California Hsg. Fin. Agcy. RB, Ser. 1996-A, 3.93%,
   VRDN                                                    485,000      485,000
 California Infrastructure & EDRB:
  Gold Coast Baking Co. Proj., (LOC: Comerica Bank),
    4.25%, VRDN                                          1,000,000    1,000,000
  Haig Precision Manufacturing Corp. Proj., (LOC: Bank
    of the West), 4.35%, VRDN                            3,500,000    3,500,000
 California Pollution Ctl. Fin. Auth. RB, Pacific Gas &
   Elec. Proj.:
  (LOC: Morgan Guaranty Trust Co.), 4.30%, VRDN          1,800,000    1,800,000
  Ser. 96C, (SPA: Bank of America), 4.05%, VRDN          1,300,000    1,300,000
 Contra Costa, CA Wtr. Master Trust Cert., Ser. 1999-8
   (SPA: ABN Amro Bank & Ins. by FGIC), 3.75%,
   11/1/2000 144A                                          500,000      500,000

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000



                                                        Principal
                                                          Amount      Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
California (continued)
 Fremont, CA MHRB, Mission Wells Proj., Ser. E, (LOC:
   Bayerische Landesbank & Credit Lyonnais), 4.10%,
   VRDN                                                 $2,910,000 $  2,910,000
 Glenn Cnty., CA IDA RB, Land O'Lakes, Inc., (LOC:
   Norwest Bank, MN), 4.55%, VRDN                        1,900,000    1,900,000
 Las Virgenes, CA Muni. Wtr. Dist. COP, Capital Impt.
   Proj., 8.75%, 11/1/2000                               1,575,000    1,594,714
 Los Angeles, CA MHRB, Ser. B, (Liq. FHLB), 4.10%, VRDN  3,000,000    3,000,000
 Los Angeles, CA Unified Sch. Dist. Master Trust Cert.,
   Ser. 1999-7, (SPA: ABN Amro Bank & Ins. by MBIA),
   4.05%, VRDN 144A                                      4,800,000    4,800,000
 Midway, CA Sch. Dist. COP, Refinancing Proj., Ser.
   2000, (LOC: Union Bank of California), 4.35%, VRDN    6,125,000    6,125,000
 Newport Beach, CA RB, Hoag Mem. Hosp. Proj., (SPA:
   Bank of America):
   4.05%, VRDN                                           1,600,000    1,600,000
   Ser. A, 4.05%, VRDN                                   5,500,000    5,500,000
 Ontario, CA IDA RB, Erenberg Brothers Proj., Ser.
   1988-A, (LOC: Tokai Bank, Ltd.), 5.85%, VRDN            900,000      900,000
 Orange Cnty., CA Community Facs. Tax Spl. Assmt. RB,
   No. 87-4 Ser. A, 8.00%, 8/15/2000                     1,000,000    1,002,549
 Orange Cnty., CA Local Trans. Auth. Sales Tax RB,
   5.50%, 2/15/2001                                        500,000      504,187
 Palo Alto, CA Unified Sch. Dist. GO, Ser. B, 5.25%,
   8/1/2000                                                500,000      500,000
 Richmond, CA TRAN, 4.75%, 12/7/2000                     5,000,000    5,004,173
 Sacramento Cnty., CA MHRB, Point Natomas Holdings,
   Ser. H1, (LOC: Dai Ichi Kangyo Bank), 4.80%,
   12/15/2000                                            4,000,000    4,000,000
 Sacramento, CA Transit Dist. COP, Ser. A, 6.25%,
   3/1/2001                                                940,000      951,639
 San Diego Cnty. & Sch. Dist. RB, P-Floats-PT 1247,
   (Liq. Merrill Lynch & Co.), 4.23%, VRDN               9,000,000    9,000,000
 San Diego Cnty., CA COP, San Diego Museum of Art,
   (LOC: Allied Irish Bank PLC), 3.85%, VRDN             2,000,000    2,000,000
 San Diego, CA Certs., P-Floats-PT 1076, (SPA: Bank of
   America & Ins. by FGIC), 3.88%, VRDN                  3,000,000    3,000,000

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                        Principal
                                                          Amount      Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
California (continued)
 San Diego, CA Unified Port Dist. CP, Lindburg Field,
   Ser. B, (LOC: Canadian Imperial Bank), 4.00%,
   10/20/2000                                           $1,419,000 $  1,419,000
 San Jose, CA Redev. Agcy. Tax Allocation, Merged Area
   Redev. Proj., (Ins. by AMBAC), 4.50%, 8/1/2000          250,000      250,000
 San Juan, CA Unified Sch. Dist. GO, (Ins. by FSA),
   4.75%, 8/1/2000                                       1,800,000    1,800,000
 Santa Monica, CA Malibu Sch. Dist. GO, 4.35%, 8/1/2000    200,000      200,000
 Southern California Metro. Wtr. Dist. RB, Ser. 116,
   (LOC: Morgan Gty. Trust Co.), 3.90%, VRDN             1,995,000    1,995,000
-------------------------------------------------------------------------------
                                                                     90,267,904
-------------------------------------------------------------------------------
Puerto Rico - 8.9%
 Puerto Rico Cmmwlth. Hwy. & Trans. Auth. RB, (Liq.
   Salomon Smith Barney & Ins. by MBIA-IBC), 3.93%,
   VRDN                                                  2,400,000    2,400,000
 Puerto Rico Indl. Med. & Env. PCRB, Becton Dickinson &
   Co., 4.10%, 3/1/2001                                  2,200,000    2,200,000
 Puerto Rico Muni. Fin. Agcy. GO, Ser. A, 5.00%,
   8/1/2000                                              6,135,000    6,135,000
-------------------------------------------------------------------------------
                                                                     10,735,000
-------------------------------------------------------------------------------
Other - 15.5%
 Koch Certificates Trust RB, Ser. 1999-2, (SPA: State
   Street Bank & Trust & Ins. by AMBAC), 4.23%, VRDN    10,996,849   10,996,849
 Pitney Bowes Credit Corp. Leasetops, Ser. 1999-1,
   (Ins. by AMBAC), 4.25%, 1/24/2001 144A                7,699,218    7,699,218
-------------------------------------------------------------------------------
                                                                     18,696,067
-------------------------------------------------------------------------------
Total Investments - (cost $119,698,971) - 99.2%                     119,698,971
Other Assets and Liabilities - net - 0.8                              1,017,578
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $120,716,549
-------------------------------------------------------------------------------

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments

July 31, 2000




                                       Principal
                                         Amount        Value

-----------------------------------------------------------------
Commercial Paper - 53.5%
Asset Backed - 26.2%
 Asset One Securitization LLC:
  6.54%, 8/11/2000                    $ 70,000,000 $   69,872,834
  6.55%, 8/11/2000                      34,838,000     34,774,614
 Atlantic Asset Securitization Corp.:
  6.53%, 8/15/2000                      96,756,000     96,510,294
  6.54%, 8/28/2000                      23,084,000     22,970,773
 Bavaria Universal Funding,
  6.55%, 8/11/2000                      50,000,000     49,909,028
 Broadway Capital Corp.,
  6.64%, 9/13/2000                      20,340,000     20,178,681
 Concord Minutemen Capital Corp.:
  6.54%, 8/17/2000                      75,000,000     74,782,000
  6.56%, 10/16/2000                     58,456,000     57,646,449
  6.57%, 10/16/2000                     30,498,000     30,074,993
 Crown Point Capital Co.:
  6.54%, 9/18/2000                      46,006,000     45,604,828
  6.55%, 8/11/2000                      30,133,000     30,078,175
  6.56%, 10/6/2000                      54,849,000     54,189,349
  6.60%, 10/6/2000                      58,577,000     57,868,218
 Galaxy Funding Inc.:
  6.60%, 10/10/2000                     55,000,000     54,294,167
  6.61%, 8/17/2000                     200,000,000    199,412,444
 Halogen Capital Co., LLC,
  6.54%, 8/17/2000                     100,000,000     99,709,333
 Lexington Parker Capital Corp.:
  6.64%, 8/29/2000                      45,000,000     44,995,680
  6.69%, 8/24/2000                      50,000,000     49,786,292
 Moat Funding, LLC:
  6.54%, 8/30/2000                      50,000,000     49,736,583
  6.66%, 8/11/2000                      20,860,000     20,821,409
 Sheffield Receivables Corp.:
  6.52%, 8/23/2000                      50,000,000     49,800,778
  6.54%, 8/4/2000                       75,000,000     74,959,125

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                           Principal
                                             Amount        Value

---------------------------------------------------------------------
Commercial Paper (continued)
Asset Backed (continued)
 Special Purpose Accounts Receivable Co.,
  6.52%, 8/4/2000                         $100,000,000 $   99,945,667
 Tannehill Capital Co.,
  6.58%, 9/11/2000                          75,000,000     74,437,958
---------------------------------------------------------------------
                                                        1,462,359,672
---------------------------------------------------------------------
Automobiles - 0.2%
 BMW UK Capital PLC,
  6.84%, 2/9/2001                           11,770,000     11,741,855
---------------------------------------------------------------------
Brokers - 1.4%
 Donaldson Lufkin & Jenrette, Inc., MTN,
  6.60%, 8/8/2000                           75,000,000     74,903,750
---------------------------------------------------------------------
Diversified Financials - 15.6%
 ASAP Funding Ltd.,
  6.60%, 9/11/2000                          50,000,000     49,624,167
 Barton Capital Corp.,
  6.54%, 9/8/2000                          155,815,000    154,739,357
 Bills Securitization,
  6.63%, 9/12/2000                          60,000,000     59,535,900
 Check Point Charlie, Inc.,
  6.57%, 10/24/2000                         91,250,000     89,851,138
 Cooperative Assn. Tractor Dealers,
  6.70%, 8/1/2000                          100,000,000    100,000,000
 Moriarty, Ltd.,
  6.56%, 10/11/2000                         47,000,000     46,391,925
 Seven Hills Funding Corp.,
  6.55%, 8/17/2000                          45,000,000     44,869,000
 Trident Capital Fin., Inc.,
  6.52%, 8/14/2000                          77,000,000     76,818,708
  6.54%, 8/9/2000                          100,000,000     99,854,666
 Westways Funding Corp. V,
  6.66%, 8/1/2000                           25,000,000     25,000,000

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                Principal
                                                  Amount        Value

--------------------------------------------------------------------------
Commercial Paper (continued)
Diversified Financials (continued)
 Westways Funding Corp. I,
  6.68%, 8/1/2000                              $ 26,289,000 $   26,289,000
 Westways Funding Corp. II,
  6.68%, 8/1/2000                                41,500,000     41,500,000
 Westways Funding Corp. III,
  6.58%, 10/10/2000                              44,000,000     43,437,044
 Xerox Credit Corp.,
  5.40%, 9/11/2000                               12,550,000     12,537,136
--------------------------------------------------------------------------
                                                               870,448,041
--------------------------------------------------------------------------
Diversified Telecommunication Services - 5.4%
 AT&T Corp.:
  7.09%, 7/13/2001                               50,000,000     50,000,000
  7.27%, 6/14/2001                              100,000,000    100,000,000
 MCI Worldcom, Inc.:
  6.35%, 1/29/2001                               50,000,000     48,404,686
  6.69%, 8/7/2000                                50,000,000     50,000,000
 Vodafone Airtouch PLC, 6.86%, 9/21/2000         50,000,000     50,000,000
--------------------------------------------------------------------------
                                                               298,404,686
--------------------------------------------------------------------------
Food & Drug Retailing - 1.9%
 Two Limited:
  6.58%, 8/4/2000                                39,585,000     39,563,294
  6.62%, 8/18/2000                               68,000,000     67,787,425
--------------------------------------------------------------------------
                                                               107,350,719
--------------------------------------------------------------------------
Insurance - 2.8%
 Countrywide Funding Corp.:
  6.54%, 8/3/2000                                75,000,000     74,972,750
  6.55%, 8/28/2000                               50,000,000     49,754,375
 Lake Front Co., 6.57%, 8/10/2000                32,888,000     32,833,981
--------------------------------------------------------------------------
                                                               157,561,106
--------------------------------------------------------------------------
Total Commercial Paper (cost $2,982,769,829)                 2,982,769,829
--------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                     Principal
                                                       Amount        Value

-------------------------------------------------------------------------------
Corporate Bonds - 41.8%
Asset Backed - 4.4%
 Asset Backed Capital, 7.36%, 5/15/2001             $ 25,000,000 $   25,000,000
 CC USA Inc. MTN Bank Entry, 6.83%, 8/1/2000          75,000,000     75,000,000
 Evans Street Properties, LLC, 6.62%, 8/2/2000         3,200,000      3,200,000
 Morganite Inds. Inc., 6.62%, 8/2/2000                20,000,000     20,000,000
 Strategic Money Market Trust Notes, 6.81%,
   9/13/2000                                         100,000,000    100,000,000
 Syndicated Loan Funding Trust, 6.875%, 8/16/2000     25,000,000     25,000,000
-------------------------------------------------------------------------------
                                                                    248,200,000
-------------------------------------------------------------------------------
Banks - 5.6%
 Bank One Corp., MTN:
  6.71%, 8/7/2000                                     25,000,000     25,009,512
  6.86%, 10/17/2000                                   75,000,000     75,075,313
 FCC Natl. Bank Wilmington DE, FRN, 6.90%, 9/5/2000   55,000,000     55,014,552
 First USA Bank NA, 5.95%, 9/29/2000                  40,000,000     39,996,911
 Natl. Bank Commerce Memphis, TN FRN,
   6.81%, 9/20/2000                                   50,000,000     49,975,000
 U.S. Bank Natl. Assn., Minneapolis, 6.72%,
   2/8/2001                                           30,000,000     29,990,632
 Union Planters Bank Natl. Assn., 6.97%, 8/22/2000    35,000,000     35,001,313
-------------------------------------------------------------------------------
                                                                    310,063,233
-------------------------------------------------------------------------------
Brokers - 13.4%
 Bear Stearns Co., Inc., MTN:
  6.30%, 1/12/2001                                    75,000,000     74,981,364
  6.60%, 1/19/2001                                    50,000,000     50,000,000
  6.79%, 2/26/2001                                    25,000,000     25,000,000
  6.92%, 8/28/2000                                    50,000,000     50,062,358
 Donaldson Lufkin & Jenrette, Inc., MTN:
  6.45%, 1/8/2001                                     35,000,000     35,000,000
  6.81%, 8/18/2000                                    15,000,000     15,004,753
  7.35%, 7/9/2001                                     25,000,000     25,000,000
  7.60%, 6/22/2001                                    25,000,000     25,000,000
 Goldman Sachs Group, Inc. LP MTN:
  6.00%, 8/7/2000                                     50,000,000     50,000,000
  6.86%, 10/16/2000                                  100,000,000    100,333,805

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                        Principal
                                          Amount        Value

------------------------------------------------------------------
Corporate Bonds (continued)
Brokers (continued)
 Lehman Brothers Holdings, Inc., MTN:
  6.00%, 2/26/2001                     $ 12,900,000 $   12,840,402
  6.33%, 8/1/2000                         9,510,000      9,510,000
  6.375%, 3/15/2001                      20,000,000     19,950,745
  6.50%, 9/25/2000                       31,000,000     30,999,244
  6.50%, 12/1/2000                       25,000,000     25,005,109
  6.65%, 11/8/2000                       22,500,000     22,511,873
 Morgan Stanley Group Inc., FRN,
  6.65%, 8/15/2000                       75,000,000     75,000,000
 Northern Rock PLC,
  6.87%, 4/20/2001                       50,000,000     50,000,000
 Paine Webber Group Inc., MTN:
  5.95%, 8/14/2000                       45,000,000     45,000,000
  7.31%, 8/9/2000                         4,500,000      4,501,127
------------------------------------------------------------------
                                                       745,700,780
------------------------------------------------------------------
Commercial Services & Supplies - 0.1%
 Walker & Associates,
  6.62%, 8/2/2000                         3,400,000      3,400,000
------------------------------------------------------------------
Diversified Financials - 14.3%
 Associates Corp. of North America,
  6.375%, 8/15/2000                      47,500,000     47,506,646
 Associates Pass Through Asset Trust,
  6.45%, 9/15/2000 144A                 131,000,000    131,016,388
 Capital Fin., Inc.,
  6.67%, 2/13/2001                       50,000,000     50,000,000
 CitiGroup, Inc.,
  6.68%, 10/16/2000                      50,000,000     49,953,908
 General Electric Capital Corp., MTN,
  6.12%, 8/15/2000                       23,000,000     23,000,907

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                Principal
                                                  Amount        Value

--------------------------------------------------------------------------
Corporate Bonds (continued)
Diversified Financials (continued)
 General Mtrs. Acceptance Corp., MTN,
  6.10%, 1/22/2001                             $  5,000,000 $    4,988,161
 Greenwich Funding Corp.,
  6.54%, 9/19/2000                               70,000,000     69,376,883
 Heller Finl., Inc., MTN,
  7.10%, 9/25/2000                               31,950,000     32,024,092
 John Deere Capital Corp., MTN,
  7.14%, 6/20/2001                               25,000,000     24,989,602
 RACERS, FRN,
  6.73%, 12/15/2000                              50,000,000     50,000,000
 Sigma Finance, FRN,
  7.11%, 8/1/2000                               125,000,000    125,000,000
 Textron Finl. Corp. MTN,
  6.41%, 8/2/2000                                30,000,000     30,000,000
 Transamerica Fin. Corp., MTN:
  6.70%, 8/18/2000                              135,000,000    135,000,000
  6.96%, 9/5/2000                                25,000,000     25,000,000
--------------------------------------------------------------------------
                                                               797,856,587
--------------------------------------------------------------------------
Diversified Telecommunication Services - 1.2%
 AT&T Capital Corp., MTN,
  7.50%, 11/15/2000                              19,700,000     19,769,726
 GTE Corp.,
  6.76%, 10/11/2000                              50,000,000     49,983,333
--------------------------------------------------------------------------
                                                                69,753,059
--------------------------------------------------------------------------
Insurance - 2.8%
 Barton Healthcare, LLC,
  6.70%, 8/2/2000                                 3,915,000      3,915,000
 Carolina Medi Plan Inc.,
  6.62%, 8/2/2000                                50,000,000     50,000,000

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                     Principal
                                                       Amount        Value

-------------------------------------------------------------------------------
Corporate Bonds (continued)
Insurance (continued)
 Peoples Security Life, FRN,
  6.77%, 10/2/2000                                  $100,000,000 $  100,000,000
-------------------------------------------------------------------------------
                                                                    153,915,000
-------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,328,888,659)                       2,328,888,659
-------------------------------------------------------------------------------
Funding Agreements - 1.8%
 Allstate Life Insurance Co.,
  6.91%, 3/15/2001                                    25,000,000     25,000,000
 Brahms Funding Corp.,
  6.65%, 9/18/2000                                    50,000,000     49,556,867
 Jackson Natl. Life Funding, LLC,
  7.29%, 6/29/2001                                    25,000,000     25,000,000
-------------------------------------------------------------------------------
Total Funding Agreements (cost $99,556,867)                          99,556,867
-------------------------------------------------------------------------------
Municipal - 1.4%
 Massachusetts Nursing Homes,
  6.70%, VRDN                                          5,910,000      5,910,000
 Virginia State Hsg. Dev. Auth.,
  6.60%, VRDN                                         75,390,000     75,390,000
-------------------------------------------------------------------------------
Total Municipal (cost $81,300,000)                                   81,300,000
-------------------------------------------------------------------------------
Repurchase Agreements - 1.1%
 Societe Generale,
  6.58%, dated 7/31/2000, maturing 8/1/2000,
  maturity value $60,530,007, (cost $60,518,945) #1   60,518,945     60,518,945
-------------------------------------------------------------------------------
                                                                     60,518,945
-------------------------------------------------------------------------------
Total Investments (cost $5,553,034,300) - 99.6%                   5,553,034,300
Other Assets and Liabilities - net - 0.4                             21,597,259
-------------------------------------------------------------------------------
Net Assets - 100.0%                                              $5,574,631,559
--------------------------------------------------------------------------------

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments

July 31, 2000



                                                      Principal
                                                        Amount      Value

----------------------------------------------------------------------------
Municipal Obligations - 99.1%
New York - 94.2%
 Herkimer Cnty., NY IDA RB, 4.35%, VRDN               $1,000,000 $ 1,000,000
 Katonah Lewisboro, NY Union Free Sch. GO, 4.63%,
   7/27/2001                                           1,516,000   1,517,779
 Long Island, NY Power Auth. RB, 4.38%, VRDN           1,700,000   1,700,000
 Longwood, NY Central Sch. Dist. GO, 5.00%, 6/29/2001  2,000,000   2,006,088
 Metropolitan Trans. Auth., NY Munitops Certs. Trust,
   Ser. 1999-2, (SPA: ABN Amro Bank), 4.23%, VRDN        800,000     800,000
 New York COP, 4.50%, 9/1/2000                         1,000,000     999,992
 New York Dormitory Auth. RB:
  4.20%, VRDN                                            900,000     900,000
  4.43%, VRDN                                          4,000,000   4,000,000
  Ser. 1997-1A, (SPA: Commerzbank AG & Ins. by FGIC),
  4.33%, VRDN                                          1,000,000   1,000,000
 New York GO:
  6.75%, 11/15/2000                                    1,000,000   1,006,888
  Ser. A, 4.40%, 2/8/2001                              1,000,000   1,000,000
  Ser. B, 6.38%, 8/15/2000                             1,710,000   1,711,389
 New York Hsg. Fin. Agcy. RB, 4.33%, VRDN                890,000     890,000
 New York Mtg. Agcy. RB, 4.25%, VRDN                     500,000     500,000
 New York Pwr. Auth. RB, 4.00%, 9/1/2000               2,000,000   2,000,000
 New York Thruway Auth. General RB, (LOC: Societe
   Generale), 4.45%, VRDN                                100,000     100,000
 New York, NY City Transitional Fin. Auth. RB:
  Ser. 1998-27, (Liq. Bank of America, NA), 4.40%,
  1/25/2001                                            4,000,000   4,000,000
  Ser. A, 4.00%, 11/15/2000                            1,000,000     999,981
 New York, NY GO:
  4.38%, VRDN                                          2,400,000   2,400,000
  Ser. A, 5.40%, 8/1/2000                                200,000     200,000
 Oswego Cnty., NY IDA RB, 4.45%, VRDN                  1,595,000   1,595,000
 Port Auth. NY & NJ RB, Ser. 115, 3.88%, 8/1/2000        500,000     500,000
 Rockland Cnty., NY IDA RB, 4.40%, VRDN                1,000,000   1,000,000
 Seneca Cnty., NY IDA RB, 4.35%, VRDN                  2,300,000   2,300,000

Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                         Principal
                                                           Amount      Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
New York (continued)
 Suffolk Cnty., NY IDA Solid Wst. Disposal Facs. ROC RB,
   (Liq. Salomon Smith Barney & Ins. by AMBAC), 4.38%,
   VRDN                                                  $2,000,000 $ 2,000,000
 Ulster Cnty., NY IDA RB, 4.50%, VRDN                     2,000,000   2,000,000
-------------------------------------------------------------------------------
                                                                     38,127,117
-------------------------------------------------------------------------------
Other - 4.9%
 PFOTER, PPT-5, (LOC: Credit Suisse First Boston Corp.),
   4.65%, 4/11/2001                                       2,000,000   2,000,000
-------------------------------------------------------------------------------
Total Investments - (cost $40,127,117) - 99.1%                       40,127,117
Other Assets and Liabilities - net - 0.9                                373,737
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $40,500,854
-------------------------------------------------------------------------------

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments

July 31, 2000




                                                       Principal
                                                        Amount       Value

------------------------------------------------------------------------------
Municipal Obligations - 99.4%
Alabama - 5.3%
 Birmingham, AL Baptist Med. Ctr. RB, 4.43%, VRDN     $10,000,000 $ 10,000,000
 Columbia, AL Ind. PCRB, Alabama Pwr. Co. Proj., Ser.
   C, 4.38%, VRDN                                       5,600,000    5,600,000
 Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A,
   (LOC: SouthTrust Bank NA), 4.43%, VRDN               1,485,000    1,485,000
 Demopolis, AL IDA RB, Mesa Farms Proj., 4.40%, VRDN    8,000,000    8,000,000
 Jefferson Cnty., AL Swr. RB, Ser. 352, 4.33%, VRDN    15,870,000   15,870,000
 Ozark, AL Motel Facs. RB, Ozark Motel Proj., 4.37%,
   VRDN                                                 2,415,000    2,415,000
------------------------------------------------------------------------------
                                                                    43,370,000
------------------------------------------------------------------------------
Arizona - 1.7%
 Casa Grande, AZ IDA RB, Ser. A, 4.45%, VRDN            6,100,000    6,100,000
 Maricopa Cnty., AZ IDA RB:
  4.48%, VRDN                                           4,690,000    4,690,000
  Young Elec. Sign Co. Proj., 4.45%, VRDN               3,300,000    3,300,000
------------------------------------------------------------------------------
                                                                    14,090,000
------------------------------------------------------------------------------
Arkansas - 1.1%
 Union Cnty., AR Indl. Board PCRB, Great Lakes
   Chemical Corp., 4.40%, VRDN                          9,000,000    9,000,000
------------------------------------------------------------------------------
Colorado - 3.4%
 Arapahoe Cnty., CO MHRB, Rental Hsg. Hunters Run,
   4.35%, VRDN                                         25,600,000   25,600,000
 Colorado HFA IDA RB, Worldwest, LLC Proj.,
   (LOC: Mercantile Bank), 4.60%, VRDN                  2,500,000    2,500,000
------------------------------------------------------------------------------
                                                                    28,100,000
------------------------------------------------------------------------------
Connecticut - 1.3%
 Connecticut Hlth. & Edl. RB, Ascension Hlth. Credit,
   Ser. B, 4.40%, VRDN                                 10,400,000   10,400,000
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                        Principal
                                                         Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
District of Columbia - 1.3%
 District of Columbia HFA RB, Tyler House Trust Cert.
   Participation, Ser. A, 4.45%, VRDN                  $10,800,000 $ 10,800,000
-------------------------------------------------------------------------------
Florida - 5.8%
 Broward Cnty., FL IDA RB, 4.40%, VRDN                   1,600,000    1,600,000
 Escambia Cnty., FL Single Family Mtg. RB, PFOTER,
   4.36%, VRDN                                           1,130,000    1,130,000
 Florida Board of Ed., ABN Amro Munitops Certificates
   Trust, Ser. 1998-9, 4.31%, VRDN                       3,000,000    3,000,000
 Florida Board of Ed. Capital Outlay RB, Ser. 190,
   4.33%, VRDN                                           1,100,000    1,100,000
 Florida Turnpike Auth. RB, Ser. 1, 4.33%, VRDN          1,600,000    1,600,000
 Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A,
   4.40%, VRDN                                           4,500,000    4,500,000
 Lee Cnty., FL Arpt., ABN Amro Munitops Certificates
   Trust, 4.36%, VRDN                                    5,000,000    5,000,000
 Niceville, FL Wtr. & Swr. RB, Ser. B, 4.35%, VRDN       1,700,000    1,700,000
 Orange Cnty., FL Hlth. Facs. Auth. RB:
  Muni. Secs. Trust Receipt, Ser. 11, 4.41%, VRDN        4,535,000    4,535,000
  Presbyterian Retirement Proj., (LOC: Bank of
    America), 4.30%, VRDN                               10,700,000   10,700,000
 Palm Beach Cnty., FL HFA RB, 4.46%, VRDN                7,830,000    7,830,000
 Pasco Cnty., FL Edl. Facs. Auth. RB, Saint Leo Univ.
   Proj., 4.43%, VRDN                                    3,000,000    3,000,000
 Titusville, FL Multi-Purpose RB, 4.30%, VRDN            2,200,000    2,200,000
-------------------------------------------------------------------------------
                                                                     47,895,000
-------------------------------------------------------------------------------
Georgia - 4.4%
 Bibb Cnty., GA GO, Class A, Ser. C, 4.40%, VRDN        21,285,000   21,285,000
 Cobb Cnty., GA RB, Kennestone Hosp. Auth.,
   (SPA: Suntrust Bank), 4.40%, VRDN                    10,000,000   10,000,000
 Georgia Muni. Elec. Auth. RB, Muni. Secs. Trust
   Receipts, Ser. 15, 4.41%, VRDN                        5,040,000    5,040,000
-------------------------------------------------------------------------------
                                                                     36,325,000
-------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                       Principal
                                                        Amount       Value

------------------------------------------------------------------------------
Municipal Obligations (continued)
Hawaii - 0.8%
 Hawaii Arpt. Sys. RB, Ser. 238, 4.36%, VRDN          $ 6,170,000 $  6,170,000
------------------------------------------------------------------------------
Illinois - 10.3%
 Arcola, IL IDA RB, Herff Jones Inc., Proj., (LOC:
   Lasalle National Bank), 4.56%, VRDN                  3,500,000    3,500,000
 Chicago, IL GO:
  ABN Amro Munitops, Ser. 1998-3, (SPA: ABN Amro
    Bank), 4.33%, VRDN                                 31,000,000   31,000,000
  Ser. 1984, (Liq. Societe Generale & Ins. by AMBAC),
    4.41%, VRDN                                         2,900,000    2,900,000
 Franklin Park, IL GO RB, (Liq. Societe Generale &
   Ins. by AMBAC), 4.33%, VRDN                          7,055,000    7,055,000
 Illinois Dev. Fin. Auth. RB, 4.43%, VRDN              10,100,000   10,100,000
 Illinois Fin. Dev. Auth. Indl. RB, Supervalu Inc.
   Proj., 4.45%, VRDN                                   5,000,000    5,000,000
 Illinois Fin. Dev. Auth. PCRB, Amerencips Proj.,
   Ser. A, 4.30%, VRDN                                 25,000,000   25,000,000
------------------------------------------------------------------------------
                                                                    84,555,000
------------------------------------------------------------------------------
Indiana - 6.8%
 Indiana Hlth. Facs. Hosp. RB, Mary Sherman Hosp.
   Proj., 4.40%, VRDN                                  11,590,000   11,590,000
 Indiana IDA RB, Goodwill Industries Central IN
   Proj., 4.35%, VRDN                                   2,190,000    2,190,000
 Indianapolis, IN MHRB, Canal Square Proj., (LOC:
   National City Bank), 4.35%, VRDN                    10,130,000   10,130,000
 Jasper Cnty., IN PCRB
  4.50%, VRDN                                          12,940,000   12,940,000
  Northern IN Pub. Ser. D, 4.50%, VRDN                 11,900,000   11,900,000
 St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross
   College Proj., 4.35%, VRDN                           7,200,000    7,200,000
------------------------------------------------------------------------------
                                                                    55,950,000
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                        Principal
                                                         Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Iowa - 1.9%
 Municipal Secs. Trust Certificates, Iowa Hlth. Sys.,
   Class A, 4.34%, VRDN                                $15,370,000 $ 15,370,000
-------------------------------------------------------------------------------
Kansas - 0.9%
 Lenexa, KS MHRB, PFOTER, 4.46%, VRDN                    7,275,000    7,275,000
-------------------------------------------------------------------------------
Kentucky - 1.1%
 Boone Cnty., KY Indl. Bldg. RB, Lyon Magnus Proj.,
   (LOC: Bank of America), 4.55%, VRDN                   1,620,000    1,620,000
 Carroll Cnty., KY Solid Wst. RB, Kentucky Util. Co.
   Proj., Ser. A, 4.50%, VRDN                            7,700,000    7,700,000
-------------------------------------------------------------------------------
                                                                      9,320,000
-------------------------------------------------------------------------------
Louisiana - 0.9%
 Bastrop, LA IDA RB, International Paper, 4.90%,
   10/16/2000                                            1,210,000    1,210,000
 Louisiana Pub. Facs. Auth. RB, Blood Center Proj.,
   4.38%, VRDN                                           4,250,000    4,250,000
 Saint Charles Parish, LA PCRB, Monsanto Co. Proj.,
   4.40%, VRDN                                           1,900,000    1,900,000
-------------------------------------------------------------------------------
                                                                      7,360,000
-------------------------------------------------------------------------------
Massachusetts - 1.0%
 Massachusetts Ind. Fin. Agcy. RB, Commonwealth Ave.
   Realty Proj., (LOC: State Street Bank & Trust Co.),
   4.50%, VRDN                                           2,300,000    2,300,000
 Municipal Secs. Trust Certificates, Massachusetts
   HFA, Class A, 4.34%, VRDN                             5,785,000    5,785,000
-------------------------------------------------------------------------------
                                                                      8,085,000
-------------------------------------------------------------------------------
Minnesota - 0.5%
 Minnesota Pub. Facs. ROC PCRB, (LOC: Commerzbank AG),
   4.33%, VRDN                                           2,700,000    2,700,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                       Principal
                                                        Amount       Value

------------------------------------------------------------------------------
Municipal Obligations (continued)
Minnesota (continued)
 Saint Paul, MN Port Auth. RB, Pub. Hsg. Agcy. Proj.,
   Ser. 5, 4.30%, VRDN                                $ 1,750,000 $  1,750,000
------------------------------------------------------------------------------
                                                                     4,450,000
------------------------------------------------------------------------------
Mississippi - 1.1%
 Mississippi Hosp. Equipment & Facs. Auth. RB, North
   MS Hlth. Svcs., Ser. 1, 4.35%, 8/15/2000             9,200,000    9,200,000
------------------------------------------------------------------------------
Missouri - 0.9%
 Missouri Hsg. Dev. Commission Mtge. RB, (LOC: Banco
   Santander, SA & Coll. by GNMA), 4.36%, VRDN          7,245,000    7,245,000
 Springfield, MO Hwy. Impt. RB, (Ins. by AMBAC),
   3.60%, VRDN                                            535,000      535,000
------------------------------------------------------------------------------
                                                                     7,780,000
------------------------------------------------------------------------------
Nebraska - 1.2%
 Douglas Cnty., NE Ind. Dev. RB, James Skinner Co.
   Proj., (LOC: U.S. Bank NA), 4.80%, VRDN              3,050,000    3,050,000
 Omaha Pub. Pwr. Dist., NE Elec. RB, Ser. 122, (Liq.
   Morgan Stanley Dean Witter), 4.33%, VRDN             6,745,000    6,745,000
------------------------------------------------------------------------------
                                                                     9,795,000
------------------------------------------------------------------------------
Nevada - 0.8%
 Nevada GO:
   ABN Amro Munitops, Ser. 1998-A, (SPA: ABN Amro
   Bank), 4.33%, VRDN                                   5,000,000    5,000,000
   Municipal Bond Bank Proj., 6.50%, 3/1/2001           1,590,000    1,609,647
------------------------------------------------------------------------------
                                                                     6,609,647
------------------------------------------------------------------------------
New Hampshire - 0.4%
 New Hampshire Higher Edl. & Hlth. RB, Hunt Community
   Issue, 4.35%, VRDN                                   3,620,000    3,620,000
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                       Principal
                                                        Amount       Value

------------------------------------------------------------------------------
Municipal Obligations (continued)
New Mexico - 1.1%
 Albuquerque, NM IDA RB, General Technology Corp.
   Proj., 4.40%, VRDN                                 $ 3,985,000 $  3,985,000
 New Mexico Hosp. Equipment RB, Dialysis Clinic,
   Inc., Proj., 4.38%, VRDN                             5,000,000    5,000,000
------------------------------------------------------------------------------
                                                                     8,985,000
------------------------------------------------------------------------------
New York - 1.8%
 New York Thruway Auth. RB:
   (Liq. Societe Generale), 4.45%, VRDN                 1,400,000    1,400,000
   Ser. 342, 4.43%, VRDN                                8,492,500    8,492,500
 Otsego Cnty., NY IDA RB, Templeton Foundation Proj.,
   Ser. A, 4.35%, VRDN                                  4,650,000    4,650,000
------------------------------------------------------------------------------
                                                                    14,542,500
------------------------------------------------------------------------------
North Carolina - 0.8%
 Onslow Cnty., NC Indl. Facs. PCRB, 4.47%, VRDN         4,000,000    4,000,000
 Vance Cnty., NC Indl. Facs. PCRB, Custom Molders,
   Inc. Proj., 4.40%, VRDN                              2,835,000    2,835,000
------------------------------------------------------------------------------
                                                                     6,835,000
------------------------------------------------------------------------------
Ohio - 1.3%
 Lima, OH Hosp. RB, Lima Mem. Hosp., 4.35%, VRDN        1,900,000    1,900,000
 Montgomery Cnty., OH Hlth. Care RB, Windows Home
   Proj., 4.35%, VRDN                                   4,500,000    4,500,000
 Ohio Higher Edl. Facs. RB, Xavier Univ. Proj.,
   4.30%, VRDN                                          4,000,000    4,000,000
------------------------------------------------------------------------------
                                                                    10,400,000
------------------------------------------------------------------------------
Oregon - 0.7%
 Umatilla Cnty., OR Sch. Dist. ROC RB, Hermiston,
   4.33%, VRDN                                          5,950,000    5,950,000
------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                        Principal
                                                         Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Pennsylvania - 11.5%
 Allegheny Cnty., PA Hosp. Dev. Auth. RB, Hlth. Ctr.
   St. Francis, 4.40%, VRDN                            $15,900,000 $ 15,900,000
 Clinton Cnty., PA IDA RB, Ser.1992-A, 4.70%,
   1/15/2001                                             1,600,000    1,600,000
 Delaware Valley, PA Regl. Fin. RB, PFOTER, 4.38%,
   VRDN                                                  2,600,000    2,600,000
 Emmaus, PA Gen. Auth. RB:
  Local Government, Ser. B-20, 1999, (LOC: KBC Bank
    NV), 4.25%, VRDN                                    11,400,000   11,400,000
  Local Government, Ser. G-11, 1998, (LOC: KBC Bank
    NV), 4.25%, VRDN                                     9,800,000    9,800,000
  Ser. A-8, 1999, (LOC: KBC Bank NV), 4.25%, VRDN       10,000,000   10,000,000
  Ser. B-21, 1999, (LOC: KBC Bank NV), 4.25%, VRDN       6,400,000    6,400,000
  Ser. C-17, 1999, (LOC: KBC Bank NV), 4.25%, VRDN      10,000,000   10,000,000
  Ser. D-18, 1999, (LOC: KBC Bank NV), 4.25%, VRDN       6,300,000    6,300,000
  Ser. F-15, 1999, 4.25%, VRDN                          12,400,000   12,400,000
 Pennsylvania Intergovernmental Coop. Auth. RB,
   Liquidation Facs. with Toronto Dominion, 4.33%,
   VRDN                                                  4,975,000    4,975,000
 Philadelphia, PA IDA RB, Friends Select Sch., 4.45%,
   VRDN                                                  3,500,000    3,500,000
-------------------------------------------------------------------------------
                                                                     94,875,000
-------------------------------------------------------------------------------
South Carolina - 3.9%
 Allendale Cnty., SC Indl. RB, King-Seeley Thermos Co.
   Proj., (LOC: Bank of Nova Scotia), 4.37%, VRDN        9,250,000    9,250,000
 South Carolina Jobs EDA RB, 4.43%, VRDN                23,100,000   23,100,000
-------------------------------------------------------------------------------
                                                                     32,350,000
-------------------------------------------------------------------------------
Tennessee - 4.6%
 Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St.
   Andrews, Sewanee Sch. Proj., (LOC: Amsouth Bank of
   Alabama), 4.35%, VRDN                                 5,000,000    5,000,000
 Knox Cnty., TN Indl. Dev. Board RB, Moore McCormack
   Resources, 4.42%, VRDN                                6,500,000    6,500,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                        Principal
                                                         Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Tennessee (continued)
 Memphis Shelby Cnty., TN IDA RB, Utah Med. Group
   Inc., (LOC: National Bank of Commerce), 4.35%, VRDN $11,550,000 $ 11,550,000
 Sumner Cnty., TN Hlth. Edl. RB, Hosp. Alliance,
   4.36%, VRDN                                          15,000,000   15,000,000
-------------------------------------------------------------------------------
                                                                     38,050,000
-------------------------------------------------------------------------------
Texas - 11.1%
 Alamo Heights, TX Higher Ed. Facs. RB, Univ.
   Incarnate Word, 4.35%, VRDN                           4,675,000    4,675,000
 Amarillo, TX Hlth. Facs. Corp. RB, Panhandle Hlth.
   Care, 4.50%, VRDN                                     8,600,000    8,600,000
 Brazos River, TX Harbor Navigation Dist. RB:
  Dow Chemical Co. Proj., 4.45%, VRDN                    7,800,000    7,800,000
  Hoffman-La Roche, Inc. Proj., (LOC: Wachovia Bank of
    NC), 4.43%, VRDN                                     2,750,000    2,750,000
 Calhoun Cnty., TX Navigation IDA RB, Formosa Plastics
   Corp. Proj., (LOC: Bank of America, NA), 4.35%,
   VRDN                                                 20,000,000   20,000,000
 Dallas, TX GO, Ser. 93, (Liq. Morgan Stanley Dean
   Witter), 4.33%, VRDN                                  5,000,000    5,000,000
 Harris Cnty., TX GO, 4.31%, VRDN                        9,600,000    9,600,000
 Hunt, TX Mem. Hosp. Dist. RB, (SPA: Chase Bank of
   Texas & Ins. by FSA), 4.00%, VRDN                    10,700,000   10,700,000
 Matagorda Cnty., TX PCRB, 4.35%, VRDN                   7,495,000    7,495,000
 Montgomery Cnty., TX IDA RB, Houston Research,
   4.35%, VRDN                                           7,000,000    7,000,000
 Texas A&M Univ. RB, ABN Amro Munitops Certificates
   Trust, Ser. 1999-5, 4.40%, 11/15/2000                 7,400,000    7,400,000
-------------------------------------------------------------------------------
                                                                     91,020,000
-------------------------------------------------------------------------------

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                                        Principal
                                                         Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Virginia - 1.8%
 Newport News, VA MHRB, Newport-Oxford Proj., (LOC:
   Bank of America, NA), 4.35%, VRDN                   $ 9,700,000 $  9,700,000
 Richmond, VA Redev. MHRB, 4.35%, VRDN                   5,200,000    5,200,000
-------------------------------------------------------------------------------
                                                                     14,900,000
-------------------------------------------------------------------------------
Washington - 2.2%
 Port of Seattle, WA, ABN Amro Munitops, Ser. 1998-16,
   (SPA: ABN Amro Bank), 4.34%, VRDN                    17,676,000   17,676,000
-------------------------------------------------------------------------------
Wyoming - 3.5%
 Carbon Cnty., WY PCRB, Amoco Proj., 4.30%, 11/1/2000    4,800,000    4,800,000
 Lincoln Cnty., WY Env. Impt. RB, Pacificorp Proj.,
   4.50%, VRDN                                           6,100,000    6,100,000
 Lincoln Cnty., WY PCRB, Pacificorp Proj., 4.40%, VRDN  15,000,000   15,000,000
 Sweetwater Cnty., WY Env. RB, Pacificorp Proj.,
   4.50%, VRDN                                           3,000,000    3,000,000
-------------------------------------------------------------------------------
                                                                     28,900,000
-------------------------------------------------------------------------------
Other - 2.2%
 Charter Mac Certificate Trust I, (LOC: MBIA), 4.53%,
   VRDN                                                  7,000,000    7,000,000
 Morgan Keegan Muni. Prods., Inc., Ser. F, 4.53%, VRDN   6,230,000    6,230,000
 PFOTER, 4.58%, VRDN                                     5,195,000    5,195,000
-------------------------------------------------------------------------------
                                                                     18,425,000
-------------------------------------------------------------------------------
Total Investments (cost $818,428,147) - 99.4%                       818,428,147
Other Assets and Liabilities - net - 0.6                              4,665,954
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $823,094,101
-------------------------------------------------------------------------------

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

U.S. Government Money Market Fund

Schedule of Investments

July 31, 2000




                                   Principal
                                     Amount        Value

-------------------------------------------------------------
U. S. Agency Obligations - 89.7%
 Federal Farm Credit Bank:
  4.90%, 11/16/2000               $ 10,000,000 $    9,963,534
  5.45%, 8/2/2000                   14,965,000     14,964,892
-------------------------------------------------------------
 FHLB:
  5.00%, 8/14/2000                  18,000,000     17,991,650
  5.71%, 8/9/2000                  100,000,000     99,999,790
  5.75%, 9/15/2000                  25,000,000     24,998,336
  5.875%, 9/7/2000                  35,000,000     34,999,505
  6.04%, 9/1/2000-10/25/2000        69,000,000     69,000,000
  6.05%, 11/3/2000                  28,580,000     28,568,835
  6.35%, 2/1/2001                   30,000,000     29,990,604
  6.43%, 10/26/2000                116,421,000    114,632,708
  6.47%, 2/16/2001                  30,000,000     29,993,002
  6.55%, 2/15/2001                   5,000,000      5,000,000
  6.58%, 8/4/2000                  150,000,000    150,000,000
  6.59%, 8/2/2000                  150,000,000    150,000,000
  6.60%, 2/2/2001                    5,000,000      5,000,000
  6.80%, 8/23/2000 FRN             100,000,000    100,000,000
  6.80%, 5/16/2001                  10,000,000      9,984,429
  6.85%, 8/4/2000                  150,000,000    150,000,000
  6.90%, 8/2/2000                   75,000,000     74,990,748
  6.98%, 5/25/2001                  30,000,000     30,000,000
  7.15%, 7/13/2001                   9,965,000      9,965,000
-------------------------------------------------------------
 FHLMC:
  5.99%, 12/6/2000                  50,000,000     49,985,947
  6.35%, 1/5/2001                  100,000,000     99,996,979
  6.40%, 2/8/2001                   52,000,000     51,857,684
  6.41%, 9/12/2000                 250,000,000    248,131,876
  6.61%, 4/17/2001                  50,000,000     49,996,097
  6.75%, 3/30/2001                  60,000,000     60,000,000
  6.80%, 5/16/2001                 100,000,000     99,981,507
  6.86%, 7/24/2001                  50,000,000     50,003,423
-------------------------------------------------------------
 FNMA:
  5.66%, 9/7/2000                   50,000,000     49,998,206

Evergreen CRT Money Market Funds

U.S. Government Money Market Fund

Schedule of Investments (continued)

July 31, 2000




                                              Principal
                                                Amount        Value

-------------------------------------------------------------------------
U. S. Agency Obligations (continued)
 FNMA: (continued)
  5.80%, 8/17/2000                           $ 60,000,000 $   59,998,059
  6.00%, 7/17/2001                             10,000,000      9,908,462
  6.20%, 12/27/2000                            50,000,000     49,979,781
  6.43%, 10/26/2000                            51,843,000     51,046,663
  6.53%, 8/24/2000                            170,000,000    170,000,000
  6.57%, 2/22/2001                             50,000,000     49,984,877
  6.62%, 8/9/2000                              35,000,000     34,999,617
  6.82%, 8/29/2000 FRN                        125,000,000    125,000,000
  6.84%, 7/18/2001                             42,000,000     42,003,635
  6.94%, 8/1/2000                             150,000,000    150,000,000
  7.26%, 5/24/2001                             48,500,000     48,500,000
  9.20%, 9/11/2000                             40,000,000     40,118,468
-------------------------------------------------------------------------
 SLMA
  6.89%, 8/1/2000-8/2/2000                    301,500,000    301,495,773
-------------------------------------------------------------------------
Total U. S. Agency Obligations
  (cost $3,053,030,087)                                    3,053,030,087
-------------------------------------------------------------------------
Repurchase Agreement - 16.0%
 Societe Generale, 6.58%, dated 07/31/2000,
   maturing 08/01/2000, maturity value
   $546,483,113 (cost $546,383,246)#2         546,383,246    546,383,246
-------------------------------------------------------------------------
Total Investments - (cost $3,599,413,333) -
   105.7%                                                  3,599,413,333
Other Assets and Liabilities - net - (5.7)                  (195,412,395)
-------------------------------------------------------------------------
Net Assets - 100.0%                                       $3,404,000,938
-------------------------------------------------------------------------

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

Combined Notes to Schedules of Investments

July 31, 2000

--------------------------------------------------------------------------------
144A Security that may be sold to qualified institutional buyers under Rule
     144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
#1 The repurchase agreement is fully collateralized by $73,000,000 GNMA, 8.00% 07/15/2029, value including accrued interest is $62,580,325.
#2 The repurchase agreement is fully collateralized by $778,397,903 GNMA, 5.50% - 9.50% 11/15/2017 - 07/20/2030, value including accrued interest is
    $557,695,695.

Summary of Abbreviations:
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority
COP - Certificates of Participation
CP - Commercial Paper
EDA - Economic Development Authority
EDRB - Economic Development Revenue Bond
FGIC - Financial Guaranty Insurance Co.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Assn.
FRN - Floating Rate Note
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Assn.
GO - General Obligation
HFA - Housing Finance Authority
IBC - Insured Bond Certification
IDA - Industrial Development Authority
LOC - Letter of Credit
MHRB - Multifamily Housing Revenue Bond
MBIA - Municipal Bond Investors Assurance Corp.
MTN - Medium Term Notes
PCRB - Pollution Control Revenue Bond
PFOTER - Putable Floating Option Tax-Exempt Receipts
RACERS - Restructured Asset Security Enhancement
RB - Revenue Bond
ROC - Reset Option Certificates
SLMA - Student Loan Mortgage Assn.
SPA - Securities Purchase Agreement
TRAN - Tax Revenue Anticipation Note
VRDN - Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly, depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2000.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Assets and Liabilities

July 31, 2000

                             CRT            CRT            CRT
                          California       Money        New York       CRT            U.S.
                          Tax-Exempt       Market      Tax-Exempt   Tax-Exempt     Government
                             Fund           Fund          Fund         Fund           Fund
------------------------------------------------------------------------------------------------
Assets
 Investments in
  securities             $119,698,971  $5,492,515,355  $40,127,117 $818,428,147  $3,053,030,087
 Investments in
  repurchase agreements             0      60,518,945            0            0     546,383,246
------------------------------------------------------------------------------------------------
 Investments at
  amortized cost          119,698,971   5,553,034,300   40,127,117  818,428,147   3,599,413,333
 Cash                          80,923               0            0    1,903,378               0
 Receivable for
  securities sold                   0               0            0            0         806,421
 Receivable for Fund
  shares sold                 107,631       2,923,764            0      625,058               0
 Interest receivable        1,035,233      37,050,834      408,370    4,268,460      39,315,388
 Deferred organization
  expenses                      2,081               0          521            0               0
 Prepaid expenses and
  other assets                 46,683         843,130       73,258       32,795         872,540
------------------------------------------------------------------------------------------------
  Total assets            120,971,522   5,593,852,028   40,609,266  825,257,838   3,640,407,682
------------------------------------------------------------------------------------------------
Liabilities
 Distributions payable        168,093      13,254,286       59,665    1,220,814       7,886,735
 Payable for securities
  purchased                         0               0            0            0     225,000,000
 Payable for Fund shares
  redeemed                     51,921       5,382,059        9,347      832,720       3,311,517
 Due to custodian bank              0               0       28,270            0               0
 Advisory fee payable             731          25,226          244        4,732          16,358
 Distribution Plan
  expenses payable              1,096          60,785          421        7,411          36,883
 Due to other related
  parties                          67           3,078           22          460           1,887
 Accrued expenses and
  other liabilities            33,065         495,035       10,443       97,600         153,364
------------------------------------------------------------------------------------------------
  Total liabilities            254,973      19,220,469      108,412    2,163,737     236,406,744
------------------------------------------------------------------------------------------------
Net assets               $120,716,549  $5,574,631,559  $40,500,854 $823,094,101  $3,404,000,938
------------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital         $120,714,713  $5,576,982,507  $40,497,234 $823,089,749  $3,404,000,958
 Undistributed
  (overdistributed) net
  investment income              (500)              0        3,620       (1,250)              0
 Accumulated net
  realized gains or
  losses on securities          2,336      (2,350,948)           0        5,602             (20)
------------------------------------------------------------------------------------------------
Total net assets         $120,716,549  $5,574,631,559  $40,500,854 $823,094,101  $3,404,000,938
------------------------------------------------------------------------------------------------
Shares outstanding -
  Class A                 120,714,713   5,576,982,415   40,497,234  823,088,381   3,404,000,990
Net asset value per
 share                   $       1.00  $         1.00  $      1.00 $       1.00  $         1.00
------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements Of Operations

Year Ended July 31, 2000

                            CRT          CRT          CRT
                         California     Money       New York       CRT          U.S.
                         Tax-Exempt    Market      Tax-Exempt  Tax-Exempt    Government
                            Fund        Fund          Fund        Fund          Fund
-----------------------------------------------------------------------------------------
Investment income
 Interest                $4,052,898  $317,006,223  $1,116,552  $31,638,035  $207,101,091
-----------------------------------------------------------------------------------------
Expenses
 Advisory fee               250,114     8,782,947      61,152    1,727,786     6,239,091
 Distribution Plan
  expenses                  375,171    20,299,963     105,624    2,697,188    13,882,621
 Administrative services
  fees                       22,738     1,050,250       5,559      163,468       712,148
 Transfer agent fee          97,445    12,671,228      13,528      775,920     5,674,535
 Trustees' fees and
  expenses                    1,945       105,179         547       14,363        84,459
 Printing and postage
  expenses                   28,280       997,406       5,880      250,481       819,727
 Custodian fee               46,255     1,389,978      12,938      248,185     1,107,298
 Registration and filing
  fees                       26,890       767,301       8,249      138,320       718,058
 Professional fees           15,060        31,476      11,565       17,363        23,568
 Organization expenses        1,553             0         388            0             0
 Other                       17,516       117,764         424       49,845       109,437
-----------------------------------------------------------------------------------------
 Total expenses             882,967    46,213,492     225,854    6,082,919    29,370,942
 Less: Expense
  reductions                 (7,569)     (227,487)     (3,483)     (39,948)     (108,090)
-----------------------------------------------------------------------------------------
 Net expenses               875,398    45,986,005     222,371    6,042,971    29,262,852
-----------------------------------------------------------------------------------------
 Net investment income    3,177,500   271,020,218     894,181   25,595,064   177,838,239
-----------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities        2,336    (2,309,713)      3,620        8,500           (20)
-----------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations             $3,179,836  $268,710,505  $  897,801  $25,603,564  $177,838,219
-----------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Changes in Net Assets

Year Ended July 31, 2000

                               CRT             CRT             CRT
                           California         Money          New York          CRT               U.S.
                           Tax-Exempt         Market        Tax-Exempt      Tax-Exempt        Government
                              Fund             Fund            Fund            Fund              Fund
------------------------------------------------------------------------------------------------------------
Operations
 Net investment income    $   3,177,500  $    271,020,218  $     894,181  $    25,595,064  $    177,838,239
 Net realized gains or
  losses on securities            2,336        (2,309,713)         3,620            8,500               (20)
------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations                  3,179,836       268,710,505        897,801       25,603,564       177,838,219
------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income           (3,177,500)     (271,020,218)      (894,181)     (25,595,064)     (177,838,239)
------------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold                      223,062,531    13,432,237,694    137,576,204    2,796,364,526    12,626,674,787
 Net asset value of
  shares issued in
  reinvestment of
  distributions               3,146,353       266,922,018        855,558       25,387,568       176,531,057
 Payment for shares
  redeemed                 (211,391,960)  (12,971,189,248)  (118,576,359)  (2,843,897,957)  (12,976,003,301)
------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions         14,816,924       727,970,464     19,855,403      (22,145,863)     (172,797,457)
------------------------------------------------------------------------------------------------------------
 Total increase
  (decrease) in net
  assets                     14,819,260       725,660,751     19,859,023      (22,137,363)     (172,797,477)
Net assets
 Beginning of period        105,897,289     4,848,970,808     20,641,831      845,231,464     3,576,798,415
------------------------------------------------------------------------------------------------------------
 End of period            $ 120,716,549  $  5,574,631,559  $  40,500,854  $   823,094,101  $  3,404,000,938
------------------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income        $        (500) $              0  $       3,620  $        (1,250) $              0
------------------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Changes in Net Assets

Year Ended July 31, 1999

                              CRT             CRT             CRT
                          California         Money          New York          CRT              U.S.
                          Tax-Exempt         Market        Tax-Exempt      Tax-Exempt       Government
                             Fund             Fund            Fund           Fund              Fund
----------------------------------------------------------------------------------------------------------
Operations
 Net investment income   $   2,228,501  $    196,862,117  $    463,538  $    22,144,619  $    155,744,742
 Net realized gains or
  losses on securities               0           (10,742)            0                0                 0
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations                 2,228,501       196,851,375       463,538       22,144,619       155,744,742
----------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income          (2,228,501)     (196,862,117)     (463,538)     (22,144,619)     (155,744,742)
----------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold                     396,996,499    18,089,898,378    82,706,823    3,090,851,626    12,533,705,976
 Net asset value of
  shares issued in
  reinvestment of
  distributions              2,194,969       195,748,017       461,633       22,151,139       155,710,250
 Payment for shares
  redeemed                (388,991,731)  (17,254,369,398)  (77,816,205)  (3,082,828,293)  (12,274,994,726)
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions              10,199,737     1,031,276,997     5,352,251       30,174,472       414,421,500
----------------------------------------------------------------------------------------------------------
 Total increase in net
  assets                    10,199,737     1,031,266,255     5,352,251       30,174,472       414,421,500
Net assets
 Beginning of period        95,697,552     3,817,704,553    15,289,580      815,056,992     3,162,376,915
----------------------------------------------------------------------------------------------------------
 End of period           $ 105,897,289  $  4,848,970,808  $ 20,641,831  $   845,231,464  $  3,576,798,415
----------------------------------------------------------------------------------------------------------
Overdistributed net
 investment income       $        (500) $              0  $          0  $        (1,250) $              0
----------------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

1. Organization
The Evergreen CRT Money Market Funds consist of Evergreen CRT California Tax-Exempt Money Market Fund ("CRT California Tax-Exempt Fund") (formerly Cash Resource California Tax-Exempt Money Market Fund), Evergreen CRT Money Market Fund ("CRT Money Market Fund") (formerly Cash Resource Money Market Fund), Evergreen CRT New York Tax-Exempt Money Market Fund ("CRT New York Tax-Exempt Fund") (formerly Cash Resource New York Tax-Exempt Money Market Fund), Evergreen CRT Tax-Exempt Money Market Fund ("CRT Tax-Exempt Fund") (formerly Cash Resource Tax-Exempt Money Market Fund) and Evergreen U.S. Government Money Market Fund ("U.S. Government Fund") (formerly Cash Resource U.S. Government Money Market Fund), (collectively, the "Funds"). Each Fund is a diversified series of Cash Resource Trust (the "Trust"), organized on June 14, 1993. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A shares which are sold at net asset value without a front-end sales charge but pay distribution fees.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Securities

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

b. Repurchase Agreements

Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(continued)

counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

c. Security Transactions and Investment Income

Security transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal Taxes

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

e. Distributions

Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(continued)

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

f. Organization Expenses

Organization expenses for CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. Investment Advisory Agreements and Other Affiliated Transactions
Mentor Investment Advisors, LLC ("Mentor Advisors"), a subsidiary of First Union Corporation ("First Union"), serves as the investment advisor to each Fund and is paid a management fee that is computed and paid daily based on the combined average daily net assets of each Fund and its comparable fund within Evergreen Reserve Money Market Funds determined by applying percentage rates, starting at 0.22% and declining to 0.15% per annum as net assets increase, to the average daily net assets of each Fund.

Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion.

Evergreen Investment Services ("EIS"), an indirect, wholly-owned subsidiary of First Union National Bank ("FUNB"), is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. EIS is entitled to a fee at an annual rate of 0.02% of the average daily net assets of each Fund.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds. Prior to

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(continued)

September 13, 1999 Investors Fiduciary Trust Company served as transfer and dividend disbursing agent for the Funds.

For the year ended July 31, 2000, the Funds paid or accrued the following amounts to ESC:

------------------------------------------
CRT California Tax-Exempt Fund  $   53,599
CRT Money Market Fund            9,616,420
CRT New York Tax-Exempt Fund        12,148
CRT Tax-Exempt Fund                532,436
U.S. Government Fund             4,201,722
------------------------------------------

4. Distribution Plans
Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class A shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plan, Class A shares of the CRT California Tax-Exempt Fund and the CRT Tax-Exempt Fund incur distributions fees of 0.33% of the average daily net assets of each Fund; Class A shares of the CRT Money Market Fund and U.S. Government Fund incur distribution fees of 0.40% of the average daily net assets of each Fund, and Class A shares of CRT New York Tax-Exempt Fund may incur distribution fees up to 0.50%, however, payments are currently limited to 0.38% of the Fund's average daily net assets. The Distribution Plan expenses are calculated and paid daily.

The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares.

Prior to October 18, 1999, Mentor Distributors, LLC ("Mentor Distributors") served as principal underwriter to the Funds and was paid the same rate as currently paid to EDI, except for CRT Money Market Fund and U.S. Government Fund which paid distribution fees of 0.38% of the average daily net assets of each Fund. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(continued)


During the year ended July 31, 2000, amounts paid or accrued to EDI and Mentor Distributors pursuant to each Fund's Class A Distribution Plan were as follows:

                                               Mentor
                                    EDI     Distributors
--------------------------------------------------------
CRT California Tax-Exempt Fund  $   303,279  $   71,892
CRT Money Market Fund            16,495,631   3,804,332
CRT New York Tax-Exempt Fund         90,137      15,487
CRT Tax-Exempt Fund               2,142,530     554,658
U.S. Government Fund             10,841,899   3,040,722
--------------------------------------------------------

5. Capital Share Transactions
The Funds have an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Funds are currently designated as Class A. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

CRT California Tax-Exempt Fund


                                    Year Ended       Year Ended
                                   July 31, 2000    July 31, 1999
-------------------------------------------------------------------
Shares sold                           223,062,531      396,996,499
Shares issued in reinvestment of
  distributions                         3,146,353        2,194,969
Shares redeemed                      (211,391,960)    (388,991,731)
-------------------------------------------------------------------
Total increase                         14,816,924       10,199,737
-------------------------------------------------------------------


CRT Money Market Fund


                                    Year Ended       Year Ended
                                   July 31, 2000    July 31, 1999
-------------------------------------------------------------------
Shares sold                        13,432,237,694   18,089,898,378
Shares issued in reinvestment of
  distributions                       266,921,926      195,748,017
Shares redeemed                   (12,971,189,248) (17,254,369,398)
-------------------------------------------------------------------
Total increase                        727,970,372    1,031,276,997
-------------------------------------------------------------------


Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(continued)

CRT New York Tax-Exempt Fund


                                    Year Ended       Year Ended
                                   July 31, 2000    July 31, 1999
-------------------------------------------------------------------
Shares sold                           137,576,204       82,706,823
Shares issued in reinvestment of
  distributions                           855,558          461,633
Shares redeemed                      (118,576,359)     (77,816,205)
-------------------------------------------------------------------
Total increase                         19,855,403        5,352,251
-------------------------------------------------------------------


CRT Tax-Exempt Fund


                                    Year Ended       Year Ended
                                   July 31, 2000    July 31, 1999
-------------------------------------------------------------------
Shares sold                         2,796,364,526    3,090,851,626
Shares issued in reinvestment of
  distributions                        25,387,564       22,151,139
Shares redeemed                    (2,843,897,957)  (3,082,828,293)
-------------------------------------------------------------------
Total increase (decrease)             (22,145,867)      30,174,472
-------------------------------------------------------------------


U.S. Government Fund


                                    Year Ended       Year Ended
                                   July 31, 2000    July 31, 1999
-------------------------------------------------------------------
Shares sold                        12,626,674,787   12,533,705,976
Shares issued in reinvestment of
  distributions                       176,531,089      155,710,250
Shares redeemed                   (12,976,003,301) (12,274,994,726)
-------------------------------------------------------------------
Total increase (decrease)            (172,797,425)     414,421,500
-------------------------------------------------------------------

6. Securities Transactions
On July 31, 2000 the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of July 31, 2000 CRT Money Market Fund had capital loss carryovers for federal income tax purposes of $30,493 and $10,742 which expire in 2006 and 2007, respectively.

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(continued)

Capital losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. CRT Money Market Fund and the U.S. Government Fund have incurred and will elect to defer post October losses of $2,309,713 and $20, respectively.

7. Expense Reductions
The Funds have entered into expense offset arrangements with ESC and their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                  Total       Total
                                 Expense   % of Average
                                Reductions  Net Assets
-------------------------------------------------------
CRT California Tax-Exempt Fund   $  7,569     0.01%
CRT Money Market Fund             227,487     0.00%
CRT New York Tax-Exempt Fund        3,483     0.01%
CRT Tax-Exempt Fund                39,948     0.00%
US Government Fund                108,090     0.00%
-------------------------------------------------------

8. Deferred Trustees' Fees
Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. Financing Agreement
On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provided an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. On

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(continued)

August 6, 1999, the Funds became party to this agreement. The credit facility was allocated, under the terms of the financing agreement, among the Lenders. The credit facility was accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum was incurred on the average daily unused portion of the revolving credit commitment. The commitment fee was allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street Bank & Trust ("State Street") served as paying agent for the funds and as paying agent was entitled to a fee of $20,000 per annum which was allocated to all the funds.

On July 25, 2000, this agreement was renewed, amended and restated among certain Evergreen Funds and the Lenders. Under this renewed agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $755 million. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum continues to be incurred on the average daily unused portion of the revolving credit commitment and is allocated to all funds. For its assistance in renewing this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000. State Street continues as paying agent for the funds and receives a fee of $20,000 per annum which is allocated to all the funds.

The Funds did not borrow under these agreements during the year ended July 31, 2000.

10. Concentration of Risk
CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund invest a substantial portion of their assets in obligations located in a single state, and therefore they may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

                          INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Cash Resource Trust

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen CRT California Tax-Exempt Money Market Fund (formerly, Cash Resource California Tax-Exempt Money Market Fund), Evergreen CRT Money Market Fund (formerly, Cash Resource Money Market Fund), Evergreen CRT New York Tax-Exempt Money Market Fund (formerly, Cash Resource New York Tax-Exempt Money Market Fund), Evergreen CRT Tax-Exempt Money Market Fund (formerly, Cash Resource Tax-Exempt Money Market Fund) and Evergreen U.S. Government Money Market Fund (formerly, Cash Resource U.S. Government Money Market Fund), portfolios of Cash Resource Trust, as of July 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen CRT California Tax-Exempt Money Market Fund, Evergreen CRT Money Market Fund, Evergreen CRT New York Tax-Exempt Money Market Fund, Evergreen CRT Tax-Exempt Money Market Fund and Evergreen U.S. Government Money Market Fund as of July 31, 2000, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

                                                      /s/ KPMG LLP
Boston, Massachusetts
September 8, 2000

Additional Information (unaudited)

Federal Tax Status of Dividends

For the year ended July 31, 2000, the following distributions paid from net investment income are exempt from federal income tax, other than alternative minimum tax:

---------------------------------------
CRT California Tax-Exempt Fund   99.37%
CRT New York Tax-Exempt Fund     99.89%
CRT Tax-Exempt Fund             100.00%
---------------------------------------

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                                     NOTES

                                       50
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                                     NOTES

                                       51
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                                     NOTES

                                       52
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                                     NOTES

                                     NOTES

                                     NOTES

                                     NOTES

[LOGO OF EVERGREEN FUNDS]

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